Non-Current Assets - Right of Use Assets	12 Months Ended
Jun. 30, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Non-Current Assets - Right of Use Assets

Note 21. Non-Current Assets - Right of Use Assets

The Group has a three- year lease contract for its head office premises in Melbourne, Australia, which commenced on 15 July 2022. The agreement does not contain any extension options. The lease term ended on July 14, 2025 and the Company did not renew the lease for any further periods. The carrying amount of the lease at June 30, 2025 is as follows:

	June 30, 2025	June 30, 2024
	US$(000's)	US$(000's)
Right-of-Use Asset Cost
Opening balance as at July 1	534	534
Additions	—	—
	534	534
Right-of-Use-Asset Depreciation
Opening balance as at July 1	(450)	(366)
Charge to the period	(84)	(84)
	(534)	(450)
Net carrying amount at June 30	—	84